Cash and stock-based compensation plans (Details 4) (USD $)					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Restricted Stock Directors [Member]	Dec. 31, 2011 Restricted Stock Directors [Member]	Dec. 31, 2010 Restricted Stock Directors [Member]
Outstanding Shares (beginning balance)	534	1,812	17,746	18,755	3,518	8,917	14,673
Granted Shares					0	0	0
Vested Shares					(3,518)	(5,399)	(5,756)
Outstanding Shares (ending balance)	534	1,812	17,746	18,755	0	3,518	8,917
Expected to vest Shares					0
Outstanding Weighted average grant date fair value					$ 21.35	$ 20.77	$ 20.45
Granted - Weighted average grant date fair value					$ 0	$ 0	$ 0
Vested - Weighted average grant date fair value					$ 21.35	$ 20.39	$ 19.95
Outstanding Weighted average grant date fair value					$ 0	$ 21.35	$ 20.77
Expected to vest Weighted average grant date fair value					0